Summary of Significant Accounting Policies	6 Months Ended
Jun. 30, 2020
Summary of significant accounting policies
2.	Summary of significant accounting policies

(a)	Basis of presentation
The accompanying unaudited interim consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for interim financial information. Accordingly, they do not include all of the information and footnotes required by U.S. GAAP for complete financial statements. Apart from the adoption of ASU
No. 2016-13,
“Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments” (“ASC Topic 326”) using a modified retrospective approach with a cumulative-effect increase of RMB3,067 recorded in accumulated deficit, the unaudited interim condensed consolidated financial statements have been prepared on the same basis as the audited consolidated financial statements as of December 31, 2019 and for the period ended December 31, 2019. In the opinion of management, all adjustments, consisting of normal recurring adjustments necessary for the fair statement of results for the periods presented, have been included. The results of operations of any interim period are not necessarily indicative of the results of operations for the full year or any other interim period.
The preparation of condensed consolidated financial statements requires management to make estimates and assumptions that affect the recorded amounts reported therein. A change in facts or circumstances surrounding the estimate could result in a change to estimates and impact future operating results.
The unaudited condensed consolidated financial statements and related disclosures have been prepared with the presumption that users of the unaudited condensed consolidated financial statements have read or have accessed to the audited consolidated financial statements as of December 31, 2019 and for the period ended December 31, 2019. The condensed consolidated balance sheet at December 31, 2019 has been derived from the audited financial statements at that date but does not include all the information and footnotes required by U.S. GAAP. Accordingly, these unaudited condensed consolidated financial statements should be read in conjunction with the audited consolidated financial statements and notes thereto as of December 31, 2019 and for the period ended December 31, 2019.

(b)	Consolidation
The Group’s consolidated financial statements include the financial statements of the Company, its subsidiaries and VIEs for which the Company or its subsidiary is the primary beneficiary. All transactions and balances among the Company, its subsidiaries and VIEs have been eliminated upon consolidation.
A subsidiary is an entity in which the Company, directly or indirectly, controls more than one half of the voting powers; or has the power to appoint or remove the majority of the members of the board of directors; or to cast a majority of votes at the meeting of directors; or has the power to govern the financial and operating policies of the investee under a statute or agreement among the shareholders or equity holders.
A VIE is an entity in which the Company, or its subsidiary, through contractual agreements, bears the risks of, and enjoys the rewards normally associated with ownership of the entity, and therefore the Company or its subsidiary is the primary beneficiary of the entity. In determining whether the Company or its subsidiaries are the primary beneficiary, the Company considered whether it has the power to direct activities that are significant to the VIE’s economic performance, and also the Company’s obligation to absorb losses of the VIE that could potentially be significant to the VIE or the right to receive benefits from the VIE that could potentially be significant to the VIE. Huya Technology and ultimately the Company hold all the variable interests of the VIEs and has been determined to be the primary beneficiary of the VIEs.

(c)	Use of estimates
The preparation of the Company’s unaudited condensed consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, related disclosure of contingent assets and liabilities at the balance sheet date, and the reported amounts of revenues and expenses during the reporting period in the unaudited condensed consolidated financial statements and accompanying notes. Actual results could differ materially from such estimates. The Company believes that assessment of whether the Group acts as a principal or an agent in different revenue streams, the determination of estimated selling prices of multiple element revenue contracts, income taxes, tax considerations for earnings retained in the Group’s VIEs, and subsequent adjustment due to significant observable price change for the equity investments without readily determinable fair values and not accounted for by the equity method, represent critical accounting policies that reflect more significant judgments and estimates used in the preparation of its unaudited condensed consolidated financial statements.
Management bases the estimates on historical experience and on various other assumptions that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities. Actual results could differ from these estimates.

(d)	Foreign currency translation
The Group uses Renminbi (“RMB”) as its reporting currency. The functional currency of the Company and its subsidiaries incorporated in Hong Kong, Cayman Islands and Singapore is United States dollar (“US$”), while the functional currency of the Group’s entities in PRC is RMB, which is their respective local currency. In the consolidated financial statements, the financial information of the Company and its subsidiaries, which use US$ as their functional currency, have been translated into RMB. Assets and liabilities are translated at the exchange rates on the balance sheet date, equity amounts are translated at historical exchange rates, and revenues, expenses, gains, and losses are translated using the average exchange rate for the period. Translation adjustments arising from these are reported as foreign currency translation adjustments and are shown as a component of other comprehensive income in the statement of comprehensive income.
Foreign currency transactions denominated in currencies other than functional currency are translated into the functional currency using the exchange rates prevailing at the dates of the transactions. Monetary assets and liabilities denominated in foreign currencies at the balance sheet date are remeasured at the applicable rates of exchange in effect at that date. Foreign exchange gains and losses resulting from the settlement of such transactions and from remeasurement at year-end
are recognized in foreign currency exchange gains (losses), net in the consolidated statement of comprehensive income.

(e)	Convenience translation
Translations of amounts from RMB into US$ for the convenience of the reader were calculated at the noon buying rate of US$1.00 = RMB7.0651 on June 30, 2020 as set forth in the H.10 statistical release of the U.S. Federal Reserve Board. No representation is made that the RMB amounts could have been, or could be, converted into US$ at such rate.

(f)	Statutory reserves
The Group did not make any appropriation to its general reserve fund, statutory surpluses fund, discretionary surplus fund, and the staff bonus and welfare fund for the six months ended June 30, 2019 and 2020, respectively.

(g)	Segment reporting
The Group’s chief operating decision maker has been identified as its Chief Executive Officer (“CEO”), who reviews the consolidated results when making decisions about allocating resources and assessing performance of the Group as a whole. Therefore, the Group has only one reportable segment. The Group does not distinguish between markets or segments for the purpose of internal reporting. The Group’s long-lived assets are substantially all located in the PRC and substantially all of the Group’s revenues are derived from the PRC. Therefore, no geographical segments are presented.
(h)	Revenue
Revenues are recognized when control of the promised virtual items or services is transferred to the Group’s customers, in an amount that reflects the consideration the Group expects to be entitled to in exchange for those virtual items or services. The following table disaggregates the Group’s revenue by major type for the period ended June 30, 2019 and 2020:

	For the six months ended June 30,
	2019	2020
	RMB	RMB
Live streaming	3,473,967	4,839,547
Advertising and others	167,972	269,645

Total	3,641,939	5,109,192

Revenue recognition and significant judgments

(i)	Live streaming
The Group is principally engaged in operating its own live streaming platforms, which enable broadcasters and viewers to interact with each other during live streaming. It generates revenue from sales of virtual items in the platforms. The Group has a recharge system for users to purchase the Group’s virtual currency then purchase virtual items for use. Users can recharge via various online third-party payment platforms, including WeChat Pay, AliPay and other payment platforms. Virtual currency is non-refundable
and without expiry. As the virtual currency is often consumed soon after it is purchased based on history of turnover of the virtual currency, the Group considers it does not expect to be entitled to a breakage amount for the virtual currency. Unconsumed virtual currency is recorded as deferred revenue. Virtual currencies used to purchase virtual items are recognized as revenue according to the prescribed revenue recognition policies of virtual items addressed below unless otherwise stated. The Group shares a portion of the sales proceeds of virtual items (“revenue sharing fee”) with broadcasters and talent agencies in accordance with their revenue sharing arrangements. Broadcasters, who do not have revenue sharing arrangements with the Group, are not entitled to any revenue sharing fee.
The Group evaluates and determines that it is the principal and views users to be its customers. The Group reports live streaming revenues on a gross basis. Accordingly, the amounts billed to users are recorded as revenues and revenue sharing fee paid to broadcasters and talent agencies are recorded as cost of revenues. Where the Group is the principal, it controls the virtual items before they are transferred to users. Its control is evidenced by the Group’s sole ability to monetize the virtual items before they are transferred to users, and is further supported by the Group being primarily responsible to users and having a level of discretion in establishing pricing.
The Group designs, creates and offers various virtual items for sales to users with pre-determined
standalone selling price. Sales proceeds are recorded as deferred revenue and recognized as revenue based on the consumption of the virtual items. Virtual items are categorized as consumable and time-based items. Consumable items are consumed upon purchase and use while time-based items could be used for a fixed period of time. Users can purchase and present consumable items to broadcasters to show support for their favorite broadcasters, or purchase time-based virtual items for one or multiple months for a monthly fee, which provide users with recognized status, such as priority speaking rights or special symbols over a period of time. Revenue related to each of consumable items as a single performance obligation provided on a consumption basis, is recognized at the point in time when the virtual item is transferred directly to the users and consumed by them, while revenue related to time-based virtual items provided on a subscription basis is recognized ratably over the contract period. The Group does not have further performance obligations to the user after the virtual items are consumed immediately or after the stated contract period of time for time-based items.
The Group may also enter into contracts that can include various combinations of virtual items, which are generally capable of being distinct and accounted for as separate performance obligations, such as Huya Noble Member Program. Determining whether those virtual items are considered distinct performance obligations that should be accounted for separately versus together may require significant judgment. The contract of Huya Noble Member Program, which is normally purchased on a monthly basis, includes three major virtual items, a) the noble member status, b) the virtual currency coupons, and c) the right of subsequent renewal at a discounted price, which are considered distinct and accounted for separately under ASC 606. A noble member status itself cannot be purchased on a standalone basis, and it is used for one month but the users can simultaneously purchase multiple months of the package (with effective period of noble member status limited to a maximum of 24 months from date of purchase) at any point in time. The virtual currency coupons, which have the same purchase power as the Group’s virtual currency but with expiry dates, is valid to purchase virtual items for a fixed period. Judgment is required to determine standalone selling price for each distinct performance obligation. The Group allocates the arrangement consideration to the separate accounting of each distinct performance obligation based on their relative standalone selling prices. In instances where standalone selling price is not directly observable as the Group does not sell the virtual item separately, such as the noble member status and the virtual currency coupons, the Group determines the standalone selling price based on pricing strategies, market factors and strategic objectives. In respect of the right of subsequent renewal at a discounted price, the Group estimates individual user’s times of renewal based on historical data of users’ spending pattern and average times of renewal. The Group recognizes revenue for each of the distinct performance obligations identified in accordance with the applicable revenue recognition method relevant for that obligation. For revenue allocated to noble member status, it is generally recognized ratably over the contract period as users simultaneously consume and receive benefits. For revenue related to virtual currency coupons provided on a consumption basis, virtual currency coupons used to purchase virtual items are recognized as revenue according to the prescribed revenue recognition policies of virtual items addressed above unless otherwise stated. Although the virtual currency coupons have expiry dates, the Group considers the impact of the breakage amount for virtual currency coupons insignificant as historical data shows that virtual currency coupons are consumed shortly after they are released to users and the forfeiture rate remains relatively low for the periods reported, therefore, the Group does not expect to be entitled to a breakage amount for the virtual currency coupons. For the right of subsequent renewal at a discounted price, upon each time a subsequent renewal is purchased, the cash received is recorded as deferred revenue and allocated proportionally to the noble member status and virtual currency coupons based on their relative standalone selling price and revenue is then recognized following the revenue recognition method of noble member status and virtual currency coupons as described above respectively.
As the Group’s live streaming virtual items are generally sold without right of return and the Group does not provide any other credit and incentive to its users, accounting of variable consideration when estimating the amount of revenue to recognize is not applicable to the Group’s live streaming business.

(ii)	Advertising
The Group generates advertising revenues primarily from sales of various forms of advertising and promotion campaigns, including (i) display advertisements in various areas of our platform, (ii) native advertisements in cooperation with broadcasters, and (iii) game events advertising and campaigns. Advertisements on the Group’s platforms are generally charged on the basis of duration. Advertising contracts are signed to establish the fixed price and the advertising services to be provided. Where the service is transferred to customers, revenues from advertising contracts are recognized ratably over the contract period of display.
The Group enters into advertising contracts directly with advertisers or third-party advertising agencies that represent advertisers. Payment terms and conditions vary by contract type, although terms generally include a requirement of payment within 3 months. Both third-party advertising agencies and direct advertisers are generally billed at the end of the display period and payments are due usually within 3 months. In instances where the timing of revenue recognition differs from the timing of billing, the Group has determined the advertising contracts generally do not include a significant financing component. The primary purpose of the credits terms is to provide customers with simplified and predictable ways of purchasing the Group’s advertising services, not to receive financing from its customers or to provide customers with financing.
Certain customers may receive sales incentives in the forms of discounts and rebates to advertisers or advertising agencies based on purchase volume, which are accounted for as variable consideration. The Group estimates these amounts based on the expected amount to be provided to customers considering the contracted rebate rates and estimated sales volume based on historical experience, and reduce revenues recognized. For the six months ended June 30, 2019 and 2020, the amounts of discounts and rebates to advertising customers were RMB20,986 and RMB44,324, respectively. The Group believes that there will not be significant changes to its estimates of variable consideration.

(iii)	Online game revenues
The Group generates revenues from offering virtual items in online games developed by the Group itself or third parties to game users. The Group has a recharge system for game user to purchase game tokens for use. Game user can recharge via various online third-party payment platforms, including WeChat Pay, AliPay and other payment platforms. Game tokens are non-refundable
and without expiry. As the game token is often consumed soon after it is purchased based on its history of turnover, the Group considers it not expect to being entitled to a breakage amount for the game token.
The majority of online games revenues were derived from the Group’s self-developed games for the periods presented.
With respect to the game operation contracts entered into between the Group and distribution platforms for co-publishing
or between the Group and users for self-publishing, the Group owns the games’ copyrights and other intellectual property, and takes primary responsibilities of game development and game operation, including designing, development, and updating of the games including the game content, as well as the pricing of virtual items, providing on-going
updates of new contents and bug fixing, determining the distribution platforms and payment channels, and providing customer services. Therefore, the Group considers itself to be the principal in these contracts and views users to be its customers. Revenues derived from self-developed games are recorded on a gross basis, and fees to be shared with distribution platforms and payment handling costs charged by payment platforms are recorded as cost of revenues.

Users play games free of charge and are charged for purchases of virtual items mainly including consumable and perpetual items, which can be utilized to enhance users’ game-playing experience. Consumable items represent virtual items that can be consumed by a specific user within a specified period of time. Perpetual items represent virtual items that are accessible to the users’ account over the life of the online games. The Group maintains information on consumption details of in-game
virtual items, therefore, the Group recognizes revenues based on item-based model: (1) for consumable items, the revenue is recognized immediately upon consumption as the Group does not have further performance obligations to the user after the virtual items are consumed immediately; (2) for perpetual items, as the Group has responsibilities to ensure the game users can continue to gain access to the games to get the in-game
experience and benefit after the sale of the perpetual items and the Group’s service obligations are directly linked to each game user’s engagement, therefore, the revenue from sales of perpetual items is recognized ratably over the user relationship period of a specific game as described below.
The estimated user relationship period is based on data collected from those game users who have purchased game tokens. The Group maintains a system that captures the following information for each game user: (a) the frequency that game users log into each game, and (b) the amount and the timing of when the game users charge his or her game token. The Group estimates the user relationship period for a particular game to be the date a user purchases a game token through the date the Group estimates the game user plays the game for the last time. This computation is completed on a user by user basis. Then, the results for all analyzed users are averaged to determine an estimated end user relationship period for each game. Revenues from in-game
payments of each month are recognized over the user relationship period estimated for that game.
The determination of user relationship period is based on the Group’s best estimate that takes into account all known and relevant information at the time of assessment. The Group assesses the estimated user relationships on a monthly basis. Any adjustments arising from changes in the user relationship as a result of new information will be accounted as a change in accounting estimate in accordance with ASC 250 Accounting Changes and Error Corrections.
Contract balances
The Group collects accounts receivable from various online payment platforms, distribution platforms and advertising customers.
The opening balance of accounts receivable from third-party and related party payment platforms were RMB30,507 and RMB239,290, respectively, as of January 1, 2019. As of December 31, 2019 and June 30, 2020, accounts receivable from third-party payment platforms were RMB43,339 and RMB50,901, respectively, and accounts receivable from related parties as payment platforms were RMB31,261 and RMB23,118, respectively.
The opening balance of accounts receivable from third-party distribution platforms as of January 1, 2019 was RMB2,941. As of December 31, 2019 and June 30, 2020, accounts receivable from third-party distribution platforms were RMB3,978 and RMB5,625, respectively. No accounts receivable was from related party distribution platforms as of January 1, 2019, and the balance of accounts receivable from a related party as distribution platform was RMB687 and RMB670, as of December 31, 2019 and June 30, 2020.
The opening balance of accounts receivable from third-party advertising customers and related party advertising customers were RMB11,323 and RMB5,926, respectively, as of January 1, 2019. As of December 31, 2019 and June 30, 2020, accounts receivable from third-party advertising customers were RMB15,313 and RMB10,175, respectively. The balance of accounts receivable from a related party was RMB2,994 and RMB4,541, as of December 31, 2019 and June 30, 2020, respectively.
Contract liabilities primarily consists of deferred revenue for unconsumed virtual items and unamortized revenue from virtual items in the Group’s platforms, where there is still an obligation to be provided by the Group, which will be recognized as revenue when all of the revenue recognition criteria are met.
The opening balance of deferred revenue related to live streaming business as of January 1, 2019 was RMB543,245. As of December 31, 2019 and June 30, 2020, deferred revenue related to live streaming business were RMB951,166 and RMB699,716, respectively. During the six months ended June 30, 2019 and 2020, the Group recognized revenue of live streaming business amounted to RMB425,536 and RMB679,485, respectively, that was included in the corresponding contract liability balance at the beginning of the periods.
The opening balance of deferred revenue related to online game business as of January 1, 2019 was RMB6,867. As of December 31, 2019 and June 30, 2020, deferred revenue related to online game business were RMB8,752 and RMB10,844, respectively. During the six months ended June 30, 2019 and 2020, the Group recognized revenue of online game business amounted to RMB6,867 and RMB8,752, respectively, that was included in the corresponding contract liability balance at the beginning of the periods.
During the six months ended June 30, 2019 and 2020, the Group does not have any arrangement where the performance obligations have already been satisfied in the past period, but the corresponding revenue is only recognized in a later period.

(i)	Investment
Equity Investments without Readily Determinable Fair Values
The Company elected to record equity investments without readily determinable fair values and not accounted for by the equity method at cost, less impairment, adjusted for subsequent observable price changes, and will report changes in the carrying value of the equity investments in current earnings. Changes in the carrying value of the equity investment will be required to be made whenever there are observable price changes in orderly transactions for the identical or similar investment of the same issuer. The implementation guidance notes that an entity should make a “reasonable effort” to identify price changes that are known or that can reasonably be known.
Equity Investments Accounted for Using the Equity Method
The Group accounts for its equity investment over which it has significant influence but does not own a majority equity interest or otherwise control using the equity method. The Group adjusts the carrying amount of the investment and recognizes investment income or loss for share of the earnings or loss of the investee after the date of investment. The Group assesses its equity investment for other-than-temporary impairment by considering factors including, but not limited to, current economic and market conditions, operating performance of the entities, including current earnings trends and undiscounted cash flows, and
Equity Investments Accounted for Using the Equity Method (continued)

other entity-specific information. The fair value determination, particularly for investment in privately held entities, requires judgment to determine appropriate estimates and assumptions. Changes in these estimates and assumptions could affect the calculation of the fair value of the investment and determination of whether any identified impairment is other-than-temporary.

(j)	Share-based compensation
Share-based compensation expense arises from share-based awards, including restricted share units granted by JOYY with its own underlying shares to certain management and other key employees who to some extent provide services to the Group (“JOYY’s Share-based Awards”), share options for the purchase of Huya’s ordinary shares and Huya’s restricted share units, granted by the Group to its management, key employees and non-employees
(“Huya Share-based Awards”).
JOYY’s Share-based Awards
In determining the fair value of restricted share units granted, the fair value of the underlying shares of JOYY on the grant dates is applied. The grant date fair value of restricted share units is based on stock price of JOYY in the NASDAQ Global Market.
Share-based compensation expense for restricted share units granted under JOYY share-based incentive plans is recognized using the graded vesting method, net of estimated forfeiture rates, over the requisite service period, which is generally the vesting period. Forfeitures are estimated at the time of grant based on historical forfeiture rates and will be revised in the subsequent periods if actual forfeitures differ from those estimates.
Huya’s share options
After the listing of the Company, the grant date fair value of share options is based on stock price of the Company’s ordinary share in NYSE minus the respective exercise price.
Share-based compensation expense for share options granted to employees is measured based on their grant-date fair values and recognized over the requisite service period, which is generally the vesting period. The number of share-based awards for which the service is not expected to be rendered over the requisite period is estimated, and the related compensation expense is not recorded for the number of awards so estimated.
Huya’s restricted share units
Fair value of restricted share units (“RSUs”) is determined with reference to the fair value of the underlying shares.
After the completion of IPO, the fair value of restricted share units is determined with reference to stock price of Huya in NYSE.

(k)	Leases
In February 2016, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update
No. 2016-02
(Topic 842) “Leases”. Topic 842 supersedes the lease requirements in Accounting Standards Codification (ASC) Topic 840, “Leases”. Under Topic 842, lessees are required to recognize assets and liabilities on the balance sheet for most leases and provide enhanced disclosures. Leases will continue to be classified as either finance or operating. The Company adopted the new standard using the optional transition method beginning January 1, 2019. As permitted under the transition guidance, the Company carried forward the assessment of whether the existing contracts contain or are leases, classification of the leases and remaining lease terms. RMB92,075 of lease assets and RMB91,654 of liabilities were recognized on the balance sheet upon adoption as of January 1, 2019.
The Company categorize leases with contractual terms longer than twelve months as either operating or finance. Finance leases are generally those leases that allow lessee to substantially utilize or pay for the entire asset over its estimated life. Assets acquired under finance leases are recorded in property and equipment, net. All other leases are categorized as operating leases. All the leases recognized by the Company were classified as operating leases for the years presented.
Lease liabilities are recognized at the present value of the fixed lease payments using a discount rate based on similarly secured borrowings available to us. Lease assets are recognized based on the initial present value of the fixed lease payments plus any direct costs from executing the leases or lease prepayments reclassified from “Prepayments and other current assets” upon lease commencement. Costs associated with operating lease assets are recognized on a straight-line basis within operating expenses over the term of the lease.

(l)	Recently issued accounting pronouncements
In December 2019, the FASB issued ASU
No. 2019-12,
Simplifying the Accounting for Income Taxes, as part of its initiative to reduce complexity in accounting standards. The amendments in the ASU are effective for fiscal years beginning after December 15, 2020, including interim periods therein. Early adoption of the standard is permitted, including adoption in interim or annual periods for which financial statements have not yet been issued. The Company plans to adopt the ASU prospectively on January 1, 2021. The ASU is currently not expected to have a material impact on the Company’s consolidated financial statements.
In January 2020, the FASB issued ASU
No. 2020-01,
Investments—Equity Securities (Topic 321), Investments—Equity Method and Joint Ventures (Topic 323), and Derivatives and Hedging (Topic 815)—Clarifying the Interactions between Topic 321, Topic 323, and Topic 815 (a consensus of the Emerging Issues Task Force). The amendments in this update clarify the interaction of the accounting for equity securities under Topic 321 and investments accounted for under the equity method of accounting in Topic 323 and the accounting for certain forward contracts and purchased options accounted for under Topic 815. For public business entities, the amendments in this Update are effective for fiscal years beginning after December 15, 2020, and interim periods within those fiscal years. For all other entities, the amendments are effective for fiscal years beginning after December 15, 2021, and interim periods within those fiscal years. Early adoption is permitted. The ASU is currently not expected to have a material impact on the Company’s consolidated financial statements.
In March 2020, the FASB issued ASU
No. 2020-04,
Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in this update are effective for all entities as of March 12, 2020 through December 31, 2022. The amendments in this update provide optional expedients and exceptions for applying GAAP to contracts, hedging relationships, and other transactions affected by reference rate reform if certain criteria are met. The ASU is currently not expected to have a material impact on the Company’s consolidated financial statements.

Douyu [Member]
Summary of significant accounting policies
2.	Summary of significant accounting policies

2.1	Basis of Presentation
The condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (‘‘US GAAP’’) and applicable rules and regulations of the Securities and Exchange Commission regarding interim financial reporting. Interim financial statements reflect all normal and recurring adjustments that are, in the opinion of management, necessary for a fair presentation of the results for the interim periods presented. Certain information and footnote disclosure normally included in annual financial statements prepared in accordance with US GAAP have been condensed or omitted pursuant to such rules and regulations. Accordingly, these interim financial statements should be read in conjunction with the Group’s condensed consolidated financial statements as of and for the years ended December 31, 2018 and 2019.

2.2	Basis of Consolidation
The condensed consolidated financial statements include the financial statements of the Company, its subsidiaries and VIEs. All transactions and balances among the Company, its subsidiaries and the VIEs have been eliminated upon consolidation.
The Company, through its wholly-owned foreign invested subsidiary, WFOE in the PRC, entered into a series of contractual arrangements (“VIE agreements”) with Wuhan Douyu Network Technology Co., Ltd. (‘‘Wuhan Douyu’’) and Wuhan Ouyue Online TV Co., Ltd. (‘‘Wuhan Ouyue’’) (collectively known as “the VIEs”) and their respective shareholders that enable the Company to (1) have power to direct the activities that most significantly affects the economic performance of the VIEs, and (2) receive the economic benefits of the VIEs that could be significant to the VIEs.
Applicable PRC laws and regulations currently limit foreign ownership of companies that provide internet valued-added businesses. The Company is deemed a foreign legal person under PRC laws and accordingly subsidiaries owned by the Company are not eligible to engage in provisions of internet content or online services. The Group therefore operates its business, primarily through the VIEs and the subsidiaries of the VIEs.
The following financial statement amounts and balances of the VIEs were included in the accompanying condensed consolidated financial statements after elimination of intercompany transactions and balances:

	As of December 31, 2019	As of June 30, 2020
	RMB	RMB
ASSETS
Cash and cash equivalents	826,481,128	1,038,051,244
Restricted cash	42,902,719	10,702,719
Short-term bank deposits	—	210,000,000
Short-term investments	—	100,000,000
Accounts receivable, net	176,599,681	145,180,777
Prepayments	12,982,856	86,910,348
Amount due from related parties	13,431,477	14,506,399
Other current assets	82,405,807	110,159,776
Property and equipment, net	17,794,907	13,471,546
Intangible assets, net	130,272,386	141,176,528
Right-of-use assets, net	—	45,952,175
Investments	147,033,947	326,144,439
Other non-current assets	1,918,598	4,654,226

Total Assets	1,451,823,506	2,246,910,177

LIABILITIES
Accounts payable	794,266,492	1,003,180,314
Advances from customers	16,975,882	9,063,666
Deferred revenue	181,250,993	169,300,598
Accrued expenses and other current liabilities	177,228,742	145,075,307
Amounts due to related parties	59,693,186	246,941,064
Lease liabilities	—	43,926,131

Total Liabilities	1,229,415,295	1,617,487,080

	Six Months ended June 30,
	2019	2020
	RMB	RMB
Net revenue	3,334,443,811	4,733,053,396
Net income	435,102,934	890,624,128

	Six Months ended June 30,
	2019	2020
	RMB	RMB
Net cash provided by operating activities	81,657,219	692,412,433
Net cash used in investing activities	(14,473,970)	(513,042,317)
Net cash used in provided by financing activities	(1,363,044,149)	—
The VIEs contributed 99% of the Group’s consolidated revenue for the six months ended June 30, 2019 and 2020. As of December 31, 2019 and June 30, 2020, the VIEs accounted for an aggregate of 16% and 24% of the consolidated total assets, 67% and 82% of the consolidated total liabilities, respectively.
There are no terms in any arrangements, considering both explicit arrangements and implicit variable interests that require the Company or its subsidiaries to provide financial support to the VIEs. However, if the VIEs were ever to need financial support, the Group may provide financial support to its VIEs through loans to the shareholders of the VIEs or entrustment loans to the VIEs.
The Group believes that there are no assets held in the VIEs that can be used only to settle obligations of the VIEs. As the VIEs are incorporated as limited liability companies under the PRC Company Law, creditors of the VIEs do not have recourse to the general credit of the Company for any of the liabilities of the VIEs. Relevant PRC laws and regulations restrict the VIEs from transferring a portion of their net assets, equivalent to the balance of its statutory reserve and its registered capital, to the Company in the form of loans and advances or cash dividends.

2.3	Use of Estimates
The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ materially from such estimates. Significant accounting estimates reflected in the Group’s condensed consolidated financial statements include revenue recognition, share-based compensation, realization of deferred tax assets, impairment of investment, and allowance for credit loss.

2.4	Foreign currency translation
The functional currency of the Company is in US dollars (“US$”). The functional currency of the Group’s subsidiaries and VIEs in the PRC is Renminbi (“RMB”).
Monetary assets and liabilities denominated in currencies other than the functional currency are translated into the functional currency at the rates of exchange ruling at the balance sheet date. Transactions in currencies other than the functional currency are measured and recorded in the functional currency at the exchange rate prevailing on the transaction date. Translation gains and losses are recognized in the consolidated statements of comprehensive income.
The Group’s reporting currency is Renminbi (“RMB”). For entities within the Group that have a functional currency other than the reporting currency, assets and liabilities are translated from each entity’s functional currency to the reporting currency at the exchange rates in effect on the balance sheet date. Equity amounts are translated at historical exchange rates. Revenues, expenses, gains and losses are translated using the average rates for the period. Translation adjustments are reported as cumulative translation adjustments and are shown as a component of other comprehensive income in the statements of comprehensive income and the consolidated statements of change in shareholders’ equity (deficit).

2.5	Fair value measurements
Fair value reflects the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and considers assumptions that market participants would use when pricing the assets or liabilities.

The Group applies a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. This guidance specifies a hierarchy of valuation techniques, which is based on whether the inputs into the valuation technique are observable or unobservable. The hierarchy is as follows:
Level 1 — Valuation techniques in which all significant inputs are unadjusted quoted prices from active markets for assets or liabilities that are identical to the assets or liabilities being measured.
Level 2 — Valuation techniques in which significant inputs include quoted prices from active markets for assets or liabilities that are similar to the assets or liabilities being measured and/or quoted prices for assets or liabilities that are identical or similar to the assets or liabilities being measured from markets that are not active. Also, model-derived valuations in which all significant inputs and significant value drivers are observable in active markets are Level 2 valuation techniques.
Level 3 — Valuation techniques in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are valuation technique inputs that reflect the Group’s own assumptions about the assumptions that market participants would use in pricing an asset or liability.
The fair value guidance describes three main approaches to measure the fair value of assets and liabilities: (1) market approach; (2) income approach and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.
When available, the Group uses quoted market prices to determine the fair value of an asset or liability. If quoted market prices are not available, the Group will measure fair value using valuation techniques that use, when possible, current market-based or independently sourced market parameters, such as interest rates and currency rates.
The Group measures its financial assets and liabilities including cash and cash equivalents, restricted cash, short-term bank deposits, short-term investments, accounts receivable, amount due from related parties, other current assets, accounts payable, amounts due to related parties and accrued expenses and other current liabilities at fair value which are approximates their cost due to the short-term nature of these assets and liabilities.
The Group measures equity method investments at fair value on a nonrecurring basis when they are deemed to be impaired. The fair values of these investments are determined based on valuation techniques using the best information available, and may include future performance projections, discount rate and other assumptions that are significant to the measure of fair value. An impairment charge to these investments is recorded when the carry amount of the investment exceeds its fair value and this condition is determined to be other-than-temporary. The Group recognized impairment losses of RMB3,790,443 and nil related to equity method investments for the six months ended June 30, 2019 and 2020, respectively.
Beginning January 1, 2019, the Group’s equity investments without readily determinable fair values, which do not qualify for NAV practical expedient and over which the Group does not have the ability to exercise significant influence through the investments in common stock or in substance common stock, are accounted for under the measurement alternative upon the adoption of Accounting Standards Update (“ASU”) 2016-01 “Recognition and Measurement of Financial Assets and Liabilities” (the “Measurement

Alternative”). Under the Measurement Alternative, the carrying value is measured at cost, less any impairment, plus and minus changes resulting from observable price changes in orderly transactions for identical or similar investments. The Group recognized an unrealized gain of nil and RMB8,571,429 as a result of an observable price change event for the six months ended June 30, 2019 and 2020, respectively. The Group recognized impairment losses of nil and RMB19,417,064 related to equity investments without readily determinable fair values for the six months ended June 30, 2019 and 2020, respectively.

2.6	Convenience Translation into United States Dollars
Translations of balances in the consolidated balance sheets, consolidated statements of comprehensive income and consolidated statements of cash flows from RMB into United States dollars are solely for the convenience of the reader and were calculated at the rate of US$1.00 = RMB7.0651 on June 30, 2020, as set forth in H.10 statistical release of the Federal Reserve Board. The translation is not intended to imply that the RMB amounts could have been, or could be, converted, realized or settled into United States dollars at that rate on June 30, 2020, or at any other rate.

2.7	Accounts receivable and allowance for doubtful accounts
Accounts receivable are stated at the historical carrying amount net of allowance for credit loss. On January 1, 2020, the Group adopted ASU
No. 2016-13
“Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments”, using the modified retrospective transition method. Based on the Group’s assessment, the adoption of ASC 326 did not have any material impact to the Group’s condensed consolidated financial statements and there were no material differences between the Group’s adoption of ASC 326 and its historic accounting method. ASU
2016-13
replaces the existing incurred loss impairment model with a forward-looking current expected credit loss (“CECL”) methodology, which results in more timely recognition of credit losses. The Group has developed a CECL model based on historical experience, the age of the accounts receivable balances, credit quality of its customers, current economic conditions, reasonable and supportable forecasts of future economic conditions, and other factors that may affect its ability to collect from customers. The cumulative effect from the adoption as of January 1, 2020 was immaterial to the condensed consolidated financial statements.

2.8	Goodwill
Goodwill is recognized for the excess of the purchase price over the fair value of tangible and identifiable intangible net assets of business acquired. Several factors give rise to goodwill in the Group’s acquisitions, such as the expected benefit from the existing workforce and client service capability of the acquired business. Goodwill is not amortized but is tested for impairment on an annual basis, or more frequently if events or changes in circumstances indicate that it might be impaired. Prior to January 1, 2020, the Group performed a two-step
test to determine the amount, if any, of goodwill impairment. In Step 1, the Group compares the fair value of the reporting unit with its carrying amount, including goodwill. If the carrying amount of the reporting unit exceeds its fair value, the Group performs Step 2 and compares the implied fair value of goodwill with the carrying amount of that goodwill for that reporting unit. An impairment charge equal to the amount by which the carrying amount of goodwill for the reporting unit exceeds the implied fair value of that goodwill is recorded, limited to the amount of goodwill allocated to that reporting unit. Starting from January 1, 2020, the Group adopted ASU
2017-04,
“Intangibles—Goodwill and Other (Topic 350): simplifying the test for goodwill impairment”, which simplifies the accounting for goodwill impairment by eliminating Step two from the goodwill impairment test. If the carrying amount of a reporting unit exceeds its fair value, an impairment loss shall be recognized in an amount equal to that excess, versus determining an implied fair value in Step two to measure the impairment loss. For the six months ended June 30, 2019 and 2020, no impairment charge was recognized on goodwill.

2.9	Revenue recognition
On January 1, 2019, the Group adopted ASC 606, “Revenue from Contracts with Customers” using the modified retrospective method applied to those contracts which were not completed as of January 1, 2019. Results for reporting periods beginning after January 1, 2019 are presented under Topic 606, while prior period amounts are not adjusted and continue to be reported in accordance with the Group’s historic accounting under Topic 605. Based on the Group’s assessment, the adoption of ASC 606 did not have any material impact to the Group’s condensed consolidated financial statements.
The following table disaggregates the Group’s revenue by major type for the six months ended June 30, 2019 and 2020, respectively:

	Six Months ended June 30,
	2019	2020
	RMB	RMB
Live streaming	3,062,359,398	4,432,896,655
Advertisement	209,354,384	300,630,398
Other	90,138,741	52,660,776

Total	3,361,852,523	4,786,187,829

Live streaming
The Group is principally engaged in operating its own live streaming platforms, which enable streamers and users to interact with each other during live streaming. The users have the option to purchase virtual currency, which is non-refundable
and can only be used to redeem for virtual items to be used in the live streaming sessions on the Group’s platforms. Unredeemed virtual currency is recorded as deferred revenue. Virtual currencies used to purchase virtual items are recognized as revenue according to the prescribed revenue recognition policies of virtual items addressed below. Virtual items are categorized as consumable and time-based items. Consumable items consist of virtual gifts presented from the users to the streamers to show their support, and are consumed immediately upon redemption and time-based items consist of monthly premium subscription services.
The Group has evaluated and determined that it is the principal and views the users to be its customers. Specifically, the Group controls the virtual items before they are transferred to users. Its control is evidenced by the Group’s sole ability to monetize the virtual items before they are transferred to users, and is further supported by the Group being primarily responsible to the users for the delivery of the virtual items as well as having full discretion in establishing pricing for the virtual items. Accordingly, the Group reports its live streaming revenue on a gross basis with amounts billed to users for the virtual items recorded as revenues and the revenue sharing fee paid to streamers or talent agencies recorded as cost of revenues. Sales proceeds are initially recorded as deferred revenue and recognized as revenue based on the consumption of the virtual items. The Group has determined that the virtual items represent one performance obligation in the live streaming service. Revenue related to each of the consumable items is recognized at the point in time when the virtual gifts is transferred directly to the streamers and consumed by them, while revenue related to time-based items is recognized ratably over a fixed period on a straight line basis. Although some virtual items have expiry dates, the Group considers that the impact of breakage for the virtual items is insignificant as historical data shows that virtual items are consumed shortly after they are released to users and the forfeiture rate remains relatively low for the periods presented. The Group does not have further performance obligations to the user after the virtual items are consumed.
Virtual items may be sold individually or bundled into one arrangement. When the Group’s users purchase multiple virtual items bundled within the same arrangement, the Group allocates the total consideration to each distinct virtual item based on their relative standalone selling prices. In instances where standalone selling price is not directly observable as the Group does not sell the virtual items separately, the Group determines the standalone selling price based on pricing strategies, market factors and strategic objectives. The Group recognizes revenue for each of the distinct virtual item in accordance with the revenue recognition method discussed above unless otherwise stated.
Advertisement
The Group generates advertisement revenues from rendering of various forms of advertisement services and provision of promotion campaigns on the live streaming platforms by way of advertisement display or integrated promotion activities in shows and programs on the live streaming platforms. Advertisements on the Group’s platforms are generally charged on the basis of duration whereby revenue is recognized ratably over the contract period of display. The Group provides sales incentives in the forms of discounts and rebates to advertisers or advertisement agencies based on purchase volume. Revenue is recognized based on the price charged to the advertisers or agencies, net of sales incentives provided to the advertisers or agencies. Sales incentives are estimated and recorded at the time of revenue recognition based on the contracted rebate rates and estimated sales volume based on historical experience. For the six months ended June 30, 2019 and 2020, the rebates recorded by the Group were RMB27,326,465 and RMB33,329,604, respectively.
Other revenue
Other revenue mainly consists of game distribution revenue. Online games developed by third party game developers are displayed through the Group’s platforms to attract users to download and play the games. The Group earns revenues from game developers in accordance with the pre-determined
arrangements based on the in game purchase amounts for the games downloaded or played through the Group’s platforms. Game distribution revenue is recognized at a point in time when the purchase in game is made. Other revenue also includes ticket revenue for certain events held by the Group.
Contract balances
Contract balances include accounts receivable, advances from customers and deferred revenue. Accounts receivable represent cash due from third-party application stores as well as from advertising customers and are recorded when the right to consideration is unconditional. The allowance for doubtful accounts reflects the best estimate of probable losses inherent to the account receivable balance. Advances from customers primarily represent cash received from the Group’s advertisement customers. Deferred revenue primarily includes cash received from paying users related to the Group’s live streaming service. Deferred revenue is recognized as revenue when all of the revenue recognition criteria have been met or over the estimated service period. Revenue recognized in the six months ended June 30, 2020 that was included in the deferred revenue balance as of January 1, 2020 was RMB182,819,528.

	Accounts receivable	Advances from customers	Deferred revenue
	RMB	RMB	RMB
Opening Balance as of January 1, 2020	188,099,873	17,134,532	182,819,528
Net change	(27,489,397)	(3,859,585)	(13,518,930)

Ending Balance as of June 30, 2020	160,610,476	13,274,947	169,300,598

2.10	Operating leases as lessee
The Group leased offices under operating leases.
On January 1, 2020, the Group adopted ASU
No. 2016-02,
Leases (Topic 842) by using the modified retrospective method and did not restate the comparable periods. The Company has elected the package of practical expedients, which allows the Company not to reassess (1) whether any expired or existing contracts as of the adoption date are or contain a lease, (2) lease classification for any expired or existing leases as of the adoption date and (3) initial direct costs for any expired or existing leases as of the adoption date. Lastly, the Company elected the short-term lease exemption for all contracts with lease terms of 12 months or less.
Under the new lease accounting standard, the Group determines if an arrangement is a lease or contains a lease at lease inception. The Group measure the operating lease liabilities at the commencement date based on the present value of remaining lease payments over the lease term, which was computed using the Group’s incremental borrowing rate, an estimated rate the Group would be required to pay for a collateralized borrowing equal to the total lease payments over the lease term. The Group measures the operating lease ROU assets based on the corresponding lease liability adjusted for payments made to the lessor at or before the commencement date, and initial direct costs it incurs under the lease. The Group begins recognizing operating lease expense based on lease payments on a straight-line basis over the lease term when the lessor makes the underlying asset available to the Group.
RMB100,318,025 of lease assets and RMB81,851,982 of liabilities were recognized on the balance sheet upon adoption as of January 1, 2020.